GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 25, 2021
GOODWILL AND OTHER INTANGIBLE ASSETS

D.GOODWILL AND OTHER INTANGIBLE ASSETS

As described in Note M — Segment Reporting, our segment structure is based upon the markets we serve and goodwill has been allocated to the segments using a relative fair value approach. The changes in the net carrying amount of goodwill by reporting segment for the years ended December 25, 2021 and December 26, 2020, are as follows (in thousands):

	Retail	Industrial	Construction	All Other	Corporate	Total
Balance as of December 28, 2019	$58,098	$81,276	$82,911	$7,251	$—	$229,536
2020 Acquisitions	3,643	6,549	18,902	4,441	—	33,535
2020 Purchase Accounting Adjustments	202	2	—	—	—	204
2020 Impairments	—	—	(11,485)	—	—	(11,485)
Foreign Exchange, Net	—	—	401	2	—	403
Balance as of December 26, 2020	$61,943	$87,827	$90,729	$11,694	$—	$252,193
2021 Acquisitions	13,115	43,006	4,502	13,880	—	74,503
2021 Purchase Accounting Adjustments	(1,682)	(2,292)	(6,228)	(478)	—	(10,680)
Foreign Exchange, Net	—	—	(3)	(975)	—	(978)
Balance as of December 25, 2021	$73,376	$128,541	$89,000	$24,121	$—	$315,038

As of the date of the most recent goodwill impairment test, which utilized data and assumptions as of September 25, 2021, all reporting units had fair values that were substantially in excess of their carrying values. In the prior year, we experienced significantly lower than expected operating results within our commercial reporting unit, which is within the Construction segment.  It was determined that the carrying value of the reporting unit exceeded its fair value and we recorded a non-cash goodwill impairment charge of $11.5 million as of December 26, 2020, which represented the entire amount of the goodwill recorded within the reporting unit, as a result.

Indefinite-lived intangible assets totaled $7.4 million as of December 25, 2021 and December 26, 2020 related to the commercial unit within the construction segment, the international unit within the all other segment, and the Deckorators unit within the retail segment.

The following amounts were included in other amortizable intangible assets, net as of December 25, 2021 and December 26, 2020 (in thousands):

	2021			2020
		Accumulated			Accumulated
	Assets	Amortization	Net Value	Assets	Amortization	Net Value
Non-compete agreements	$8,490	$(4,160)	$4,330	$4,847	$(2,728)	$2,119
Customer relationships and other	101,158	(25,012)	76,146	80,343	(17,021)	63,322
Licensing agreements	4,589	(4,589)	—	4,589	(4,589)	—
Patents	3,221	(1,137)	2,084	965	(509)	456
Tradename	30,392	(4,599)	25,793	8,019	(2,123)	5,896
Software	959	(295)	664	505	(46)	459
Total	$148,809	$(39,792)	$109,017	$99,268	$(27,016)	$72,252

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Weighted Average
Intangible Asset Type	Estimated Useful Life	Amortization Period
Non-compete agreements	3 to 15 years	7.8 years
Customer relationship	5 to 15 years	9.7 years
Licensing agreements	10 years	10 years
Patents	10 years	10 years
Tradename (amortizable)	5 to 15 years	11 years
Software	3 to 5 years	3.5 years

Amortization expense of intangibles totaled $13.9 million, $8.7 million and $6.3 million in 2021, 2020 and 2019, respectively. The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2022	$13,734
2023	12,878
2024	12,409
2025	11,901
2026	10,944
Thereafter	47,151
Total	$109,017